Document and Entity Information	3 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	Vanguard Energy Corp
Entity Central Index Key	0001497649
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets
Cash and cash equivalents	$ 3,860,848	$ 453,243	$ 156,936
Accounts receivable	359,936	257,147	4,900
Other assets	26,579	4,428	50,000
Total current assets	4,247,363	714,818	211,836
Property and equipment - Oil and gas, on the basis of full cost accounting
Proved properties	3,981,341	3,606,967	0
Unproved properties and properties under development, not being amortized	1,425,390	619,679	367,533
Furniture and equipment	2,014	2,014	0
Less: accumulated depreciation, depletion and amortization	(386,602)	(264,657)	0
Total property and equipment	5,022,143	3,964,003	367,533
Debt issuance costs	285,529	338,345	0
Other assets	7,395	527,886	0
Total assets	9,562,430	5,545,052	579,369
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	582,700	180,031	1,945
Other liabilities	113,499	75,056	0
Current portion of notes payable, net of discount of $820,904 and $0	2,579,096	0	285,668
Current portion of conversion feature liability	678,788	0	0
Total current liabilities	3,954,083	255,087	287,613
Notes payable, net of discount of $0 and $1,066,539	0	2,333,461	0
Participation liability	1,045,182	1,172,315	0
Conversion feature liability	0	720,593	0
Warrant liabilities	367,505	400,319	0
Asset retirement obligations	25,772	24,629	0
Total liabilities	5,392,542	4,906,404	287,613
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.00001 par value; 5,000,000 shares authorized, none issued or outstanding	0	0	0
Common stock, $0.00001 par value; 50,000,000 shares authorized, 12,695,822 , 7,865,822 and 5,912,500 shares issued and outstanding	127	79	59
Additional paid-in capital	5,379,922	1,866,110	409,841
Accumulated deficit	(1,210,161)	(1,227,541)	(118,144)
Total stockholders' equity	4,169,888	638,648	291,756
Total liabilities and stockholders' equity	$ 9,562,430	$ 5,545,052	$ 579,369

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Discount on Note Payable	$ 820,904	$ 1,066,539	$ 0
Stockholders' equity
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized shares	5,000,000	5,000,000	5,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	50,000,000	50,000,000	50,000,000
Common stock, issued shares	12,695,822	7,865,822	5,912,500
Common stock, outstanding shares	12,695,822	7,865,822	5,912,500

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Revenues
Oil and gas sales	$ 0	$ 745,171	$ 0	$ 1,899,584
Costs and expenses
Lease operating expense	0	99,096	0	200,742
Production taxes	0	34,343	0	87,217
Depreciation, depletion and amortization	0	121,945	0	264,657
Asset retirement obligation accretion	0	1,143	0	3,260
General and administrative	107,033	300,439	98,590	987,778
Other	11,111	432	45,593	25,526
Total costs and expenses	118,144	557,398	144,183	1,569,180
Income (loss) from operations	(118,144)	187,773	(144,183)	330,404
Other income (expense)
Interest income	0	532	465	904
Interest expense	0	(245,544)	(31,204)	(679,629)
Change in fair value of warrant and conversion feature liabilities	0	74,619	2,523	(761,076)
Total other income (expense)	0	(170,393)	(28,216)	(1,439,801)
Income (loss) before income taxes	(118,144)	17,380	(172,399)	(1,109,397)
Provision for income taxes	0	0	0	0
Net income (loss)	$ (118,144)	$ 17,380	$ (172,399)	$ (1,109,397)
Earnings (loss) per share - Basic and diluted	$ (0.02)	$ 0	$ (0.03)	$ (0.15)

Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Jul. 18, 2010	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Jul. 18, 2010	0
Stock-based compensation				0
Issuance of common stock units, Shares	5,912,500
Issuance of common stock units, Amount	59	409,841		409,900
Net Loss			(118,144)	(118,144)
Ending Balance, Amount at Sep. 30, 2010	59	409,841	(118,144)	291,756
Ending Balance, Shares at Sep. 30, 2010	5,912,500
Stock-based compensation		258,731		258,731
Exercise of warrants, Shares	453,322
Exercise of warrants, Value	5	181,299		181,304
Issuance of common stock units, Shares	1,500,000
Issuance of common stock units, Amount	15	1,016,239		1,016,254
Net Loss			(1,109,397)	(1,109,397)
Ending Balance, Amount at Sep. 30, 2011	$ 79	$ 1,866,110	$ (1,227,541)	$ 638,648
Ending Balance, Shares at Sep. 30, 2011	7,865,822

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended			12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ (118,144)	$ 17,380	$ (172,399)	$ (1,109,397)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation, depletion and amortization	0	121,945	0	264,657
Amortization of debt issuance costs	0	52,816	47,206	205,697
Asset retirement obligation accretion	0	1,143	0	3,260
Amortization of long-term debt discount	0	202,781	1,165	280,256
Accretion of participation liability	0	27,377	0	108,503
Stock-based compensation expense	0	15,000	0	258,731
Change in fair value of warrant and conversion feature liabilities	0	(74,619)	(2,523)	761,076
Change in operating assets and liabilities:
Accounts receivable	(4,900)	(102,789)	340	(252,247)
Other assets	(50,000)	(26,951)	50,000	42,977
Accounts payable	1,945	47,548	96,952	93,721
Other liabilities	0	(73,213)	88,085	(179,968)
Net cash from operating activities	(171,099)	208,418	108,826	477,266
Cash flows from investing activities
Purchase of furniture and equipment	0	0	0	(2,014)
Purchase of oil and gas properties	(40,000)	0	(309,247)	(309,247)
Capital expenditures on oil and gas properties	(41,865)	(824,964)	(919,639)	(3,087,047)
Net cash from investing activities	(81,865)	(824,964)	(1,228,886)	(3,398,308)
Cash flows from financing activities
Debt issuance costs	0	0	(422,524)	(400,051)
Pre-issuance equity offering costs	0	(199,849)	0	(525,291)
Proceeds from issuance of common stock and warrants	409,900	4,224,000	0	1,340,155
Proceeds from exercise of warrants	0			45,289
Repayment of note payable	0	0	(642,753)	(642,753)
Proceeds from issuance of notes payable	0	0	3,400,000	3,400,000
Net cash from financing activities	409,900	4,024,151	2,334,723	3,217,349
Net change in cash and cash equivalents	156,936	3,407,605	1,214,663	296,307
Cash and cash equivalents Beginning of period	0	453,243	156,936	156,936
Cash and cash equivalents End of period	156,936	3,860,848	1,371,599	453,243
Supplemental cash flow information:
Interest paid	0	68,000	33,942	242,702
Interest capitalized (non-cash)	0	105,430	51,109	225,529
Noncash investing and financing activities:
Capital expenditures included in accounts payable	0	355,121	0	84,365
Issuance of notes payable for oil and gas	285,668	0	357,085	357,085
Issuance of warrants to placement agent	0	0	143,948	0
Issuance of restricted shares	0	15,000	0	0
Warrant liability settled on exercise	0	0	0	136,015
Recognition of liabilities for issuance of:
Series A warrants	0	0	0	1,188
Series B warrants	0	0	0	143,948
Series C warrants	0	0	0	274,516
Series D warrants	0	0	0	49,385
Recognition of conversion feature liability	0	0	0	26,771
Recognition of participation liability	0	0	0	737,886
Asset retirement obligations incurred	0	0	0	4,588
Issuance of restricted shares	$ 0	$ 0	$ 0	$ 15,000

BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION/ORGANIZATION

NOTE 1 – BASIS OF PRESENTATION

These consolidated financial statements of Vanguard Energy Corporation (Vanguard or the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). In the opinion of management, these financial statements include all adjustments, consisting only of normal recurring adjustments, necessary to a fair statement of the results for the interim periods. Certain information, accounting policies and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to Securities and Exchange Commission (SEC) rules and regulations. These financial statements should be read in conjunction with the audited financial statements as of September 30, 2011.

On December 2, 2011 the Company sold 4,800,000 units in an initial public offering at a price of $1.00 per unit.  Each unit consisted of one share of the Company's common stock and one Class A warrant.  Each Class A warrant entitles its holder to purchase one share of the Company's common stock at an exercise price of $1.50.  The Class A warrants are exercisable at any time on or before November 29, 2016.  The underwriters for the offering were paid a commission of $432,000 (9% of the gross offering proceeds) and a non-accountable expense allowance of $144,000 (3% of the gross offering proceeds). The underwriters also received warrants to purchase up to 480,000 units.  Proceeds from the IPO were approximately $3,498,900 net of the underwriters’ discount and offering expenses.

During the quarter ended December 31, 2011, the Company issued 15,000 shares of restricted stock for investor relations consulting services.

Following the above issuances of common stock, the Company has 12,695,822 shares issued and outstanding as of December 31, 2012.

Organization—Vanguard Energy Corporation (the "Company") was organized under the laws of the State of Colorado on June 21, 2010. The Company conducts business in Texas through VE Corporation, a Colorado corporation and wholly owned subsidiary. The Company commenced operations on July 19, 2010 and is engaged in the acquisition, development and operation of onshore oil and gas properties in Texas.

Development Stage Entity—The Company operated as a development stage enterprise until December 31, 2010 and, as such, its financial statements are no longer prepared in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 915, Development Stage Entities. For the period July 19, 2010 (inception) through December 31, 2010, the Company accumulated development stage losses of $290,543.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2011, Vanguard’s significant accounting policies are consistent with those discussed in the audited financial statements as of September 30, 2011.

Earnings (Loss) Per Share – Basic earnings (loss) per share have been calculated based upon the weighted-average number of common shares outstanding.  The weighted-average number of common shares outstanding used in the computations of earnings (loss) per share was 9,410,502 for the three-month period ended December 31, 2011 and 5,912,500 for the three-month period ended December 31, 2010. The calculation of diluted weighted-average shares outstanding for the three-month periods ended December 31, 2011 and 2010 excludes 9,070,000 shares and 2,663,332 shares, respectively, issuable pursuant to outstanding warrants, stock options and debt conversion features because their effect is anti-dilutive.

Recently Issued Accounting Pronouncements – In April 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-13. ASU 2010-13 provides amendments to Topic 718, Stock Compensation, to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments in ASU No. 2010-13 are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The amendments in ASU No. 2010-13 should be applied by recording a cumulative-effect adjustment to the opening balance of retained earnings. The cumulative-effect adjustment should be calculated for all awards outstanding as of the beginning of the fiscal year in which the amendments are initially applied, as if the amendments had been applied consistently since the inception of the award. The cumulative-effect adjustment should be presented separately. Earlier application is permitted. The Company’s adoption of the new guidance did not have a material effect on the Company’s consolidated financial statements.

In December 2010, the FASB issued ASU 2010-28 which amends Intangibles—Goodwill and Other. The ASU modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting entities, they are required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. An entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances changes that would more likely than not reduce the fair value of a reporting unit below its carrying amount. ASU 2010- 28 is effective for fiscal years, and interim periods within those years beginning after December 15, 2010. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

In December 2010, the FASB issued ASU 2010-29 which address diversity in practice concerning the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. This ASU specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This ASU also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

In May 2011, the FASB issued ASU 2011-04, which clarifies some existing concepts, eliminates wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”), and in some limited cases, changes some principles to achieve convergence between U.S. GAAP and IFRS. ASU 2011-04 is effective for the Company beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company's financial statements.

In June 2011, the FASB issued new accounting guidance related to the presentation of comprehensive income in consolidated financial statements. The new accounting guidance requires the presentation of the components of net income and other comprehensive income either in a single continuous financial statement, or in two separate but consecutive financial statements. The accounting standard eliminates the option to present other comprehensive income and its components as part of the statement of stockholders’ equity. This standard is effective for fiscal years beginning after December 15, 2011, including interim periods, and early adoption is permitted.

In September 2011, the FASB issued ASU 2011-08, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

Principles of Consolidation and Basis of Presentation— The consolidated financial statements include the accounts of Vanguard Energy Corporation and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company's fiscal year-end is September 30th. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). A summary of the significant accounting policies applied in the preparation of the accompanying financial statements follows.

Management Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates. Significant estimates made in preparing these financial statements include the fair value of acquired assets and liabilities (Note 3), asset retirement obligations (Note 4), participation, conversion feature and warrant liabilities (Note 5), income taxes (Note 6) and the estimate of proved oil and gas reserves and related present value estimates of future net cash flows therefrom (Note 12).

Cash and Cash Equivalents—The Company considers all highly liquid investments purchased with a maturity date of three months or less to be cash equivalents.

Oil and Gas Properties—The Company follows the full cost accounting method to account for oil and natural gas properties, whereby costs incurred in the acquisition, exploration and development of oil and gas reserves are capitalized. Such costs include lease acquisition, geological and geophysical activities, rentals on nonproducing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs. Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to income.

The capitalized costs of oil and gas properties, excluding unevaluated and unproved properties, are amortized as depreciation, depletion and amortization expense using the units-of-production method based on estimated proved recoverable oil and gas reserves.

The costs associated with unevaluated and unproved properties, initially excluded from the amortization base, relate to unproved leasehold acreage, wells and production facilities in progress and wells pending determination of the existence of proved reserves, together with capitalized interest costs for these projects. Unproved leasehold costs are transferred to the amortization base with the costs of drilling the related well once a determination of the existence of proved reserves has been made or upon impairment of a lease. Costs associated with wells in progress and completed wells that have yet to be evaluated are transferred to the amortization base once a determination is made whether or not proved reserves can be assigned to the property. Costs of dry wells are transferred to the amortization base immediately upon determination that the well is unsuccessful.

All items classified as unproved property are assessed on a quarterly basis for possible impairment or reduction in value. Properties are assessed on an individual basis or as a group if properties are individually insignificant. The assessment includes consideration of various factors, including, but not limited to, the following: intent to drill; remaining lease term; geological and geophysical evaluations; drilling results and activity; assignment of proved reserves; and economic viability of development if proved reserves are assigned. During any period in which these factors indicate an impairment, the cumulative drilling costs incurred to date for such property and all or a portion of the associated leasehold costs are transferred to the full cost pool and become subject to amortization.

Under full cost accounting rules for each cost center, capitalized costs of evaluated oil and gas properties, including asset retirement costs, less accumulated amortization and related deferred income taxes, may not exceed an amount (the "cost ceiling") equal to the sum of (a) the present value of future net cash flows from estimated production of proved oil and gas reserves, based on current economic and operating conditions, discounted at ten percent (10%), plus (b) the cost of properties not being amortized, plus (c) the lower of cost or estimated fair value of any unproved properties included in the costs being amortized, less (d) any income tax effects related to differences between the book and tax basis of the properties involved. If capitalized costs exceed this limit, the excess is charged to earnings.

Given the volatility of oil and gas prices, it is reasonably possible that the estimate of discounted future net cash flows from proved oil and gas reserves could change in the near term. If oil and gas prices decline in the future, even if only for a short period of time, it is possible that impairments of oil and gas properties could occur. In addition, it is reasonably possible that impairments could occur if costs are incurred in excess of any increases in the present value of future net cash flows from proved oil and gas reserves, or if properties are sold for proceeds less than the discounted present value of the related proved oil and gas reserves.

Revenue Recognition—Oil and gas sales result from undivided interests held by the Company in oil and gas properties. Sales of oil and gas produced from oil and gas operations are recognized when the product is delivered to the purchaser and title transfers to the purchaser. The Company had no natural gas sales imbalance positions at September 30, 2011 or 2010. Charges for gathering and transportation are included in production expenses.

Asset Retirement Obligations—The Company records a liability for asset retirement obligations ("ARO") associated with its oil and gas wells when those assets are placed in service. The corresponding cost is capitalized as an asset and included in the carrying amount of oil and gas properties and is depleted over the useful life of the properties. Subsequently, the ARO liability is accreted to its then-present value.

Inherent in the fair value calculation of an ARO are numerous assumptions and judgments including the ultimate settlement amounts, inflation factors, credit adjusted discount rates, timing of settlement, and changes in the legal, regulatory, environmental and political environments. To the extent future revisions to these assumptions impact the fair value of the existing ARO liability, a corresponding adjustment is made to the oil and gas property balance. Settlements greater than or less than amounts accrued as ARO are recorded as a gain or loss upon settlement.

Capitalized Interest—Interest is capitalized as part of the historical cost of developing and constructing assets for significant projects. Significant oil and gas investments in unproved properties, significant exploration and development projects for which depreciation, depletion and amortization expense is not currently recognized, and exploration or development activities that are in progress qualify for interest capitalization. Interest is capitalized until the asset is ready for service. Capitalized interest is determined by multiplying the Company's weighted-average borrowing cost on debt by the average amount of qualifying costs incurred. Once an asset subject to interest capitalization is completed and placed in service, the associated capitalized interest is expensed through depreciation or impairment, along with other capitalized costs related to that asset.

Debt Issuance Costs—Costs incurred in connection with the issuance of long-term debt are capitalized and amortized over the term of the related debt.

Participation Liability—The participation liability associated with outstanding long-term debt is recorded at fair value as determined utilizing a present value factor of 10 applied to proved developed reserves. Payments made for the participation liability are reported as interest expense. Changes in the fair value of the participation liability are recorded as additions or deductions to the discount on the long-term debt.

Conversion Feature Liability and Warrant Liabilities—The conversion feature liability and warrant liabilities are recorded at fair value based upon valuation models utilizing relevant factors such as expected life, estimated volatility, risk-free interest and expected dividend rate. Changes in the fair value of these liabilities are reported in the statements of operations.

Share-Based Compensation—The Company accounts for employee share-based compensation using the fair value method. The fair value attributable to share options is calculated based on the Black-Scholes option pricing model and is amortized to expense over the service period which is equivalent to the time required to vest the share options.

Income Taxes—Income taxes are provided based on the liability method for financial reporting purposes. Under this method deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

Uncertain tax positions are recognized in the financial statements only if that position is more likely than not of being sustained upon examination by taxing authorities, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.

The Company is required to file federal income tax returns in the United States and in various state and local jurisdictions. The Company's tax returns filed since inception are subject to examination by taxing authorities in the jurisdictions in which it operates in accordance with the normal statutes of limitations in the applicable jurisdiction.

Earnings (Loss) Per Share—Basic earnings (loss) per share have been calculated based upon the weighted-average number of common shares outstanding. The weighted-average number of common shares outstanding used in the computations of earnings (loss) per share was 7,170,906 for 2011 and 5,570,205 for the period from inception through September 30, 2010. The calculation of diluted weighted-average shares outstanding for 2011 excludes 8,110,000 shares issuable pursuant to outstanding warrants, stock options and debt conversion features because their effect is anti-dilutive. For the period from inception through September 30, 2010, the Company had no dilutive instruments outstanding.

Concentration of Credit Risk—The Company is subject to credit risk resulting from the concentration of its oil and natural gas receivables with significant purchasers. One purchaser accounted for all of the Company's oil and gas sales revenues for 2011. The Company does not require collateral. While the Company believes its recorded receivable will be collected, in the event of default the Company would follow normal collection procedures. The Company does not believe the loss of this purchaser would materially impact its operating results as oil and gas are fungible products with well-established markets and numerous purchasers.

At times, the Company maintains deposits in federally insured financial institutions in excess of federally insured limits. Management monitors the credit ratings and concentration of risk with these financial institutions on a continuing basis to safeguard cash deposits.

Fair Value Measurements—The carrying value of cash and cash equivalents, accounts receivable, accounts payable and short-term borrowings, as reflected in the balance sheets, approximate fair value because of the short-term maturity of these instruments. The estimated fair value of long-term debt was determined by discounting future cash flows using rates currently available to the Company for debt with similar terms and remaining maturities. The Company calculated that the estimated fair value of the long term debt is not significantly different than the carrying value of the debt. The participation liability associated with outstanding long-term debt was determined by utilizing a present value factor of 10 applied to proved developed reserves associated with the wells drilled with the proceeds of the notes.

Fair value is defined as the price that would be received to sell an asset or price paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used in determining fair value are classified for disclosure purposes according to a hierarchy that prioritizes those inputs based upon the degree to which they are observable. The three levels of the fair-value-measurement hierarchy are as follows:

·         Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·         Level 2—Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the asset or the liability; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·         Level 3—Unobservable inputs reflecting the Company's own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

In determining fair value, the Company utilizes observable market data when available, or models that incorporate observable market data. In addition to market information, the Company incorporates transaction-specific details that, in management's judgment, market participants would take into account in measuring fair value. The Company utilizes the most observable inputs available for the valuation technique employed. If a fair value measurement reflects inputs at multiple levels within the hierarchy, the fair-value measurement of both financial and nonfinancial assets and liabilities are characterized based upon the lowest level of input that is significant to the fair value measurement.

Recently Issued Accounting Pronouncements—In December 2010, the FASB issued Accounting Standards Update ("ASU") 2010-28 which amends Intangibles—Goodwill and Other. The ASU modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting entities, they are required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. An entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances changes that would more likely than not reduce the fair value of a reporting unit below its carrying amount. ASU 2010- 28 is effective for fiscal years, and interim periods within those years beginning after December 15, 2010. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

In December 2010, the FASB issued ASU 2010-29 which address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. This ASU specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This ASU also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

In May 2011, the FASB issued ASU 2011-04, which clarifies some existing concepts, eliminates wording differences between U.S. GAAP and International Financial Reporting Standards (“IFRS”), and in some limited cases, changes some principles to achieve convergence between U.S. GAAP and IFRS. ASU 2011-04 will be effective for the Company beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

In June 2011, the FASB issued ASU 2011-05, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of equity. ASU 2011-05 is effective for the Company beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-08, which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 is effective for the Company beginning after December 15, 2011. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

OIL AND GAS ACQUISITIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
OIL AND GAS ACQUISITIONS

NOTE 3 – OIL AND GAS ACQUISITIONS

By agreement dated March 15, 2011, the Company entered into a farmout agreement with an unrelated third party pertaining to a 100-acre lease in the Batson Dome Field. As of December 31, 2011 the Company was drilling two wells on the lease. Pursuant to the farmout agreement the Company has the option of drilling additional wells on the lease; provided however, that if it does not drill at least six wells in any twelve month period the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $500,000.

By agreement dated May 25, 2011, the Company entered into a farmout agreement with a second unrelated third party pertaining to another 100-acre lease in the Batson Dome Field. Pursuant to the agreement, the Company has the obligation to commence drilling a well on the lease by May 25, 2012. Subject to the commencement of drilling the first well by May 25, 2012, and completing the well if warranted, the Company has the option of drilling additional wells on the lease; provided however, that unless the Company commences drilling each well within 180 days of the date the latest well is completed or abandoned, the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $1,000,000.

On September 30, 2010, the Company acquired a forty percent (40%) working interest in mineral leases for 220 acres in Hardin County, Texas, within the area known as the Batson Dome Field, from C.F.O., Inc., a corporation controlled by Delton Drum, one of the Company’s officers, for the total consideration of $325,668, consisting of a cash payment of $40,000 and a secured 90-day promissory note for $285,668.  On October 1, 2010, the Company acquired an additional fifty percent (50%) working interest in the Batson Dome Field for the total consideration of $407,085, consisting of a cash payment of $50,000 and a secured 90-day promissory note for $357,085.  The 90-day promissory notes bore interest at eight percent (8%) per annum and were repaid in December 2010. Although the leases are in a previously developed oil and gas field, these purchases excluded any interest in existing well bores or surface equipment.

On December 16, 2010, and in payment of $259,247 in cash, the Company acquired a ninety percent (90%) interest in 10 acres adjacent to its existing 220 acres under lease in the Batson Dome Field, as well as a ninety percent (90%) working interest in two producing oil wells and three shut in wells located on the 10 acre lease. The leases and wells were acquired from C.F.O., Inc. This purchase was accounted for under the acquisition method of accounting and, as such, the assets and liabilities of the acquired properties are recognized at their estimated fair values as of the date of the acquisition. The estimated fair value of these properties approximates the consideration paid, which the Company concluded approximates the fair value that would be paid by a typical market participant. Acquisition-related costs of approximately $15,000 were expensed. The purchase price for the acquisition was allocated as follows:

Consideration paid -- cash	$259,247
Recognized amounts of identifiable assets
acquired and liabilities assumed:
Proved developed and undeveloped properties	274,463
Asset retirement obligations	(15,216)

Total identifiable net assets	$259,247

The unaudited financial information in the table below summarizes the combined results of the Company's operations and the properties acquired, on a pro forma basis, as though the purchase had taken place at the beginning of each period presented. The pro forma information is based on the Company's results of operations for 2011 and the period July 19, 2010 (inception) through September 30, 2010, on historical results of the properties acquired, and on estimates of the effect of the transactions to the combined results. The pro forma information is not necessarily indicative of results that actually would have occurred had the transaction been in effect for the periods indicated, or of results that may occur in the future.

	Fiscal Year
	Ended
	September 30, 2011
	Actual	Proforma	Actual	Proforma

Revenues	$1,899,584	$1,906,804	$—	$7,896
Net loss	(1,109,397)	(1,107,798)	(118,144)	(118,183)
Loss per share – Basic and diluted	(0.15)	(0.15)	(0.02)	(0.02)

Through these acquisitions, the Company owns a ninety percent (90%) working interest in mineral leases for 230 acres in the Batson Dome Field. C.F.O., Inc. owns the remaining ten percent (10%) working interest and is the operator for the mineral leases pursuant to a joint operating agreement between the Company and C.F.O., Inc. The Company has funded certain capital expenditures on behalf of C.F.O., Inc. At September 30, 2011, accounts receivable from C.F.O., Inc. totaled $254,169 and is being repaid by them from their share of production.

By agreement dated March 15, 2011, the Company entered into a farmout agreement with an unrelated third party pertaining to a 100-acre lease in the Batson Dome Field. As of December 15, 2011 the Company commenced drilling one well on the lease. Pursuant to the farmout agreement the Company has the option of drilling additional wells on the lease; provided however, that if it does not drill at least six wells in any twelve month period the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $500,000.

By agreement dated May 25, 2011, the Company entered into a farmout agreement with a second unrelated third party pertaining to another 100-acre lease in the Batson Dome Field. Pursuant to the agreement, the Company has the obligation to commence drilling a well on the lease by May 25, 2012. Subject to the commencement of drilling the first well by May 25, 2012, and completing the well if warranted, the Company has the option of drilling additional wells on the lease; provided however, that unless the Company commences drilling each well within 180 days of the date the latest well is completed or abandoned, the right to drill any additional wells on the lease will terminate. The estimated cost of drilling and completing any well on this lease is approximately $1,000,000.

The Company has no contractual capital commitments outstanding at September 30, 2011. Management estimates needing capital of $7,900,000 for the next twelve months for drilling and completing wells in the Batson Dome Field and various other projects.

ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ASSET RETIREMENT OBLIGATIONS

The following table shows the change in the Company's ARO for 2011. The Company had no ARO during the period July 19, 2010 (inception) through September 30, 2010 as it had no wells in service.

Asset retirement obligations at beginning of period	$—
Obligations assumed in acquisition	15,216
Additional retirement obligations incurred	6,153
Accretion expense	3,260

Asset retirement obligations at end of period	$24,629

LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
LONG-TERM DEBT

NOTE 4 – LONG-TERM DEBT

In December 2010, the Company completed the issuance of $3,400,000 in Convertible Promissory Notes, due and payable on October 31, 2012 and convertible, at the holder’s option, into common stock of the Company at $1.00 per share at any time after April 30, 2011.  The Convertible Promissory Notes bear interest at 8% per year, payable quarterly.  In addition, the note holders were issued 1,700,000 Series A warrants to purchase the Company’s common stock at $4.00 per share any time on or before October 31, 2014 and were additionally granted a twenty percent (20%) net profits interest payable quarterly from any net profits generated from wells drilled and completed with the proceeds of the notes.  The notes are secured by the oil and gas leases acquired, and any oil or gas wells drilled on the leases, with the proceeds from the sale of the notes.  The net proceeds of the notes were used to retire the 90-day notes issued for the purchase of the Batson Dome Field, drill new wells on the acquired field and provide for corporate working capital.

Except in certain circumstances, the conversion price of the notes will be lowered if the Company sells any additional shares of common stock or any securities convertible into common stock, at a price below the then applicable conversion price.  The conversion price will also be proportionately adjusted in the event of any stock split, or capital reorganization.  The Convertible Promissory Notes may be prepaid, without penalty, upon twenty days written notice to the note holders if (i) during any twenty trading days within a period of thirty consecutive trading days, the closing price of the Company’s common stock is $5.00 or greater and has an average daily trading volume of 50,000 shares or more during the twenty trading days, or (ii) the Company completes a registered public offering of its common stock at an offering price of $4.00 per share or more with a minimum offering size of at least $2,000,000.

Direct costs of $400,051 were incurred in connection with the issuance of the Convertible Promissory Notes.  The Company also issued the placement agent Series B warrants for the purchase of up to 340,000 shares of common stock at a price of $1.20 per share at any time prior to October 31, 2014, 170,000 shares of common stock at a price of $4.00 per share at any time prior to October 31, 2014, and 453,322 shares of common stock at a price of $0.10 per share at any time prior to March 31, 2011.  As of December 31, 2011, 453,322 warrants have been exercised. The warrants also provide for adjustment to their exercise prices similar to potential adjustment to the conversion price of the notes discussed above.

The Company’s gross outstanding balance of the Convertible Promissory Notes was $3,400,000 as of December 31, 2011.  As of December 31, 2011, the unamortized discount on the Convertible Promissory Notes totaled $820,904.  Interest expense for the amortization of debt issuance cost and discount on the notes was $255,597 for the three-month period ended December 31, 2011.  The effective interest rate of the Convertible Promissory Notes (net of the participation liability discussed below) was 57.2% as of December 31, 2011.

The note holder’s twenty percent (20%) net profits interest granted with the issuance of the Convertible Promissory Notes is owned by Vanguard Net Profits, LLC, a Texas limited liability company (the “Fund”). The Company has a 1% interest in the Fund and is the Fund’s manager on behalf of the notes holders who own the remaining interest.

The Company has recognized a participation liability related to the net profits interest granted.  This participation liability is reflected in the liability section of the balance sheet at its estimated fair value of $1,045,182 as of December 31, 2011. The Company estimated the fair value of the participation liability utilizing a present value factor of 10 applied to proved developed reserves associated with the wells drilled and completed with the proceeds of the notes.  At any time, the Company may purchase the net profits interests held by the Fund for $3,400,000.

The Company incurred expense associated with the net profits interest granted during the three months ended December 31, 2011 of $27,377. This amount is reported as interest expense in the statement of operations. The Company also made payments of $111,656 under this arrangement during the three month period ended December 31, 211.

In December 2010, the Company completed the issuance of $3,400,000 in Convertible Promissory Notes, due and payable on October 31, 2012 and convertible, at the holder’s option, into common stock of the Company at $1.00 per share at any time after April 30, 2011.  The Convertible Promissory Notes bear interest at 8% per year, payable quarterly.  In addition, the note holders were issued 1,700,000 Series A warrants to purchase the Company’s common stock at $4.00 per share any time on or before October 31, 2014 and were additionally granted a twenty percent (20%) net profits interest payable quarterly in any oil wells drilled and completed with the proceeds of the notes.  The notes are secured by the oil and gas leases acquired, and any oil or gas wells drilled on the leases with the proceeds from the sale of the notes.  The net proceeds of the notes were used to retire the 90-day notes issued for the purchase of the Batson Dome Field, drill new wells on the acquired field and provide for corporate working capital.

Except in certain circumstances, the conversion price of the notes will be lowered if the Company sells any additional shares of common stock or any securities convertible into common stock, at a price below the then applicable conversion price.  The conversion price will also be proportionately adjusted in the event of any stock split, or capital reorganization.  The Convertible Promissory Notes may be prepaid, without penalty, upon twenty days written notice to the note holders if (i) during any twenty trading days within a period of thirty consecutive trading days, the closing price of the Company’s common stock is $5.00 or greater and has an average daily trading volume of 50,000 shares or more during the twenty trading days, or (ii) the Company completes a registered public offering of its common stock at an offering price of $4.00 per share or more with a minimum offering size of at least $2,000,000.

Direct costs of $400,051 were incurred in connection with the issuance of the Convertible Promissory Notes.  The Company also issued the placement agent Series B warrants for the purchase of up to 340,000 shares of common stock at a price of $1.20 per share at any time prior to October 31, 2014, 170,000 shares of common stock at a price of $4.00 per share at any time prior to October 31, 2014, and 453,322 shares of common stock at a price of $0.10 per share at any time prior to March 31, 2011.  As of September 30, 2011, 453,322 warrants have been exercised. The warrants also provide for similar adjustment to their exercise prices as the conversion price of the notes discussed above. Pursuant to FASB ASC 815, Derivatives and Hedging, the fair value of the embedded conversion feature upon issuance was recorded as a conversion feature liability. The conversion feature liability is marked to market at each balance sheet date. The fair value of the conversion feature liability at September 30, 2011 was $720,593 and was computed using the Black-Scholes model using the following assumptions: (1) expected life of 1.1 years; (2) volatility of 39.5%; (3) risk free interest of 0.13% and a dividend rate of zero. Likewise, the original fair values of the warrants issued to the note holders and to the placement agent have been recorded as warrant liabilities. The warrant liabilities are also marked to market at each balance sheet date. The fair value of the warrant liabilities at September 30, 2011 was $400,319 and was computed using the Black-Scholes pricing model using the following assumptions: (1) expected life of 3.1 years; (2) volatility of 39.5%; (3) risk free interest of 0.35% and a dividend rate of zero.

The initial fair values of the embedded conversion feature and the warrants issued to note holders were recorded as discounts to the Convertible Promissory Notes. The initial fair value of warrants issued to the placement agent of $143,948 was recorded as debt issuance costs.  The Company’s gross outstanding balance of the Convertible Promissory Notes was $3,400,000 as of September 30, 2011 and the unamortized discount on the Convertible Promissory Notes totaled $1,066,539.  Interest expense for the amortization of debt issuance cost and discount on the notes was $485,910 for 2011.  The effective interest rate of the Convertible Promissory Notes (net of the participation liability discussed below) was 30.2% as of September 30, 2011.

The note holder’s twenty percent (20%) net profits interest granted with the issuance of the Convertible Promissory Notes is owned by Vanguard Net Profits, LLC, a Texas limited liability company (the “Fund”). The Company has a 1% interest in the Fund and is the Fund’s manager on behalf of the notes holders who own the remaining interest.

The Company has recognized a participation liability related to the net profits interest granted. This participation liability is reflected in the liability section of the balance sheet at its estimated fair value of $1,172,315 as of September 30, 2011. The Company estimated the fair value of the participation liability utilizing a present value factor of 10 applied to proved developed reserves associated with the wells drilled and completed with the proceeds of the notes. At any time, the Company may purchase the net profits interests held by the Fund for $3,400,000.

The Company incurred expense during 2011 associated with the net profits interest of $108,503. This amount is reported as interest expense in the statement of operations. The Company made payments of $329,006 under this arrangement.

INCOME TAXES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 5 – INCOME TAXES

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which the Company operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded $0 in income tax expense for the three month period ended December 31, 2011 because the Company estimates it will record no income tax expense for the year ended September 30, 2012.  The Company recorded $0 in income tax expense for the three-month period ended December 31, 2010.  The Company has a valuation allowance that fully offsets deferred tax assets.

The provision for income taxes consists of the following:

	Fiscal Year	July 19, 2010
	Ended	(Inception) to
	September 30, 2011	September 30, 2010

Current	$ -	$ -
Deferred	-	-

Total	$ -	$ -

The provision for income taxes differs from the amount computed by applying the federal statutory income tax rate (34%) on operations as follows:

	Fiscal Year	July 19, 2010
	Ended	(Inception) to
	September 30, 2011	September 30, 2010

Income tax expense computed at statutory rates	$ (377,195)	$ (40,169)
Non-deductible items	259,666	-
Change in valuation allowance	117,529	40,169

Total	$ -	$ -

The components of the net deferred tax asset were as follows:

	September 30,	September 30,
	2011	2010

Deferred tax assets
Net operating loss carryforwards	$ 824,260	$ 35,145
Stock-based compensation	82,869	-
Other	-	5,024
Deferred tax liability - oil & gas properties	(749,431)	-

Net deferred tax assets before valuation allowance	157,698	40,169
Valuation allowance	(157,698)	(40,169)

Net deferred tax asset	$ -	$ -

A valuation allowance has been established to offset reported deferred tax assets. The Company's accumulated net operating losses were approximately $2.4 million at September 30, 2011 and begin to expire if not utilized in the year 2030.

STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
STOCKHOLDERS' EQUITY

Preferred Stock—5,000,000 shares authorized, none issued or outstanding.

Common Stock—The Company is authorized to issue an aggregate of 50,000,000 shares of common stock with $0.00001 par value. In July 2010, the Company sold 4,900,000 shares of common stock at $0.001 per share in a private placement. In September 2010, the Company completed a second private placement of 1,012,500 shares of common stock at $0.40 per share. Net proceeds from the private placements were used for general corporate purposes, including capital expenditures.

In February and March 2011, the Company sold 1,500,000 units at a price of $1.00 per unit to private investors. Each unit consisted of one share of common stock and one Series C warrant. Each Series C warrant allows the holder to purchase one share of Company common stock at a price of $2.00 per share at any time prior to February 28, 2016. The Company also issued the placement agent Series D warrants for the purchase of up to 150,000 shares of common stock at a price of $1.20 per share at any time prior to February 28, 2016.

On July 1, 2011, the Company entered into a twelve month investor relations consulting agreement, whereby the Company will pay cash of $7,500 and grant restricted stock valued at $5,000 monthly for consulting services. During 2011, the Company issued 15,000 shares of restricted stock for consulting services under the agreement.

As of September 30, 2011, 7,865,822 common shares were outstanding.

Warrants—The following table summarizes certain information regarding outstanding warrants as of September 30, 2011 and September 30, 2010:

				Exercise	Warrants Outstanding
Series	Issuance Date	Expiration Date		Price	2011	2010
A	December 1, 2010	October 31, 2014		$4.00	1,700,000	1,700,000
B	December 1, 2010	October 31, 2014		$1.20	340,000	340,000
B	December 1, 2010	October 31, 2014		$4.00	170,000	170,000
B	December 1, 2010	March 31, 2011	(1)	$0.10	-	453,322
C	February 28, 2011	February 28, 2016		$2.00	1,500,000	-
D	February 28, 2011	February 28, 2016		$1.20	150,000	-

(1) Exercised in March 2011

STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
STOCK-BASED COMPENSATION

On January 10, 2011, the Board of Directors approved a Non-Qualified Stock Option Plan (the "Plan") which authorizes the issuance of up to 1,500,000 shares of Company common stock to persons that exercise options granted pursuant to the Plan. The Company's employees, directors, officers, consultants and advisors are eligible to be granted options pursuant to the Plan, provided however that bona fide services must be rendered by such consultants or advisors, and such services must not be in connection with the offer or sale of securities in a capital-raising transaction.

Options for the purchase of 850,000 shares of the Company's common stock were issued to members of executive management and the Board of Directors on January 10, 2011. The stock options have an exercise price of $1.00 per share and were fully vested on the date of grant. The fair value of each stock option grant was estimated on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Risk-free interest rate	0.99%
Expected dividend rate	0.00%
Expected volatility	40.80%
Expected life (years)	3
Calculated value of options granted	$0.29

The Company recognized stock-based compensation expense of $258,731 during 2011. No stock options have been exercised to date.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

The Company’s material future contractual obligations as of December 31, 2011 were as follows:

	Total	2012	2013	2014	Thereafter

Convertible notes	$3,400,000	$3,400,000	—	—	—
Office leases	$29,500	$29,500	—	—	—
Drilling commitment - Exxon/Mobil farmount	$1,000,000	$1,000,000	—	—	—

Except for the above, the Company has no contractual capital commitments outstanding at December 31, 2011.  Management estimates the Company will spend approximately $3,500,000 during the remainder of fiscal year 2012 for drilling and completing wells in the Batson Dome Field and various other projects.

Environmental Matters – The Company, as an owner or lessee and operator of oil and gas properties, is subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject to the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area. The Company maintains insurance coverage, which is believed customary in the industry, although the Company is not fully insured against all environmental risks.

The Company manages its exposure to environmental liabilities on properties to be acquired by identifying existing problems and assessing the potential liability. The Company also conducts periodic reviews, on a Company-wide basis, to identify changes in its environmental risk profile.

Management Agreements – In June 2010, the Company entered into an agreement with an entity controlled by its Chief Executive Officer ("CEO") to provide for his personal part-time management consulting services for $7,500 per month, on a month-to-month basis. Also in June 2010, the Company entered into a consulting services agreement with its Chairman of the Board to provide for his personal part-time management consulting services for $3,000 per month, on a month-to-month basis. Beginning in January 2011, the monthly payments were increased to $12,500 for the CEO and $10,000 for the Chairman. In May 2011, these consulting arrangements were replaced with employment agreements for each executive.

Office Lease – The Company leases office space under an operating lease through February 2012. Rent expense for 2011 and the period July 19, 2010 (inception) through September 30, 2010 totaled $47,076 and $6,415, respectively. Future minimum lease payments under the lease total approximately $13,000 for fiscal 2012. The Company expects to renew this lease at similar terms upon its expiration.

FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 7 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table summarizes the financial liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2011:

	Level	December 31, 2011	September 30, 2011
Participation liability	3	$1,045,182	$1,172,315
Conversion feature liability	3	678,788	720,593
Warrant liabilities	3	367,505	400,319
Total liabilities		$2,091,475	$2,293,227

See Note 4 for information concerning the Participation and Conversion feature liabilities.

Assets and liabilities that are not recognized or disclosed on a recurring basis include those measured at fair value in a business combination and the initial recognition of asset retirement obligations.

The following table presents a reconciliation of those liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Participation Liability	Conversion Feature Liability	Warrant Liabilities	Total

Balance at September 30, 2011	$1,172,315	$720,593	$400,319	$2,293,227
Purchases, issuances and settlements	(154,510)	—	—	(154,510)
(Gains) losses included in earnings	27,377	(41,805)	(32,814)	(47,242)

Balance at December 31, 2011	$1,045,182	$678,788	$367,505	$2,091,475

The following table summarizes the financial liabilities measured at fair value on a recurring basis as of September 30, 2011 and 2010:

		September 30, 2011	September 30, 2010
	Level

Participation liability	3	$ 1,172,315	$ -
Conversion feature liability	3	720,593	-
Warrant liabilities	3	400,319	-

Total liabilities		$ 2,293,227	$ -

Assets and liabilities that are not recognized or disclosed on a recurring basis include those measured at fair value in a business combination and the initial recognition of asset retirement obligations.

The following tables present a reconciliation of those liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Participation Liability	Conversion Feature Liability	Warrant Liabilities	Total

Balance at September 30, 2010	$ -	$ -	$ -	$ -
Purchases, issuances and settlements	(1,063,812)	(26,771)	(293,590)	(1,384,173)
Gains (losses) included in earnings	(108,503)	(693,822)	(106,729)	(909,054)

Balance at September 30, 2011	$ (1,172,315)	$ (720,593)	$ (400,319)	$(2,293,227)

SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 8 – SUPPLEMENTAL CASH FLOW INFORMATION

	Three Months	Three Months
	Ended	Ended
	December 31, 2011	December 31, 2010

Interest paid	$68,000	$33,942
Interest capitalized (non-cash)	105,430	51,109
Noncash investing and financing activities:
Capital expenditures included in accounts payable	355,121	—
Issuance of notes payable for oil and gas	—	357,085
Issuance of warrants to placement agent	—	143,948
Issuance of restricted shares	15,000	—

	Fiscal Year	July 19, 2010
	Ended	(Inception) to
	September 30, 2011	September 30, 2010

Interest paid	$242,702	$—
Interest capitalized (non-cash)	225,529	—
Noncash investing and financing activities:
Capital expenditures included in accounts payable	84,365	—
Issuance of notes payable for oil and gas	357,085	285,668
Warrant liability settled on exercise	136,015	—
Recognition of liabilities for issuance of:
Series A warrants	1,188	—
Series B warrants	143,948	—
Series C warrants	274,516	—
Series D warrants	49,385	—
Recognition of conversion feature liability	26,771	—
Recognition of participation liability	737,886	—
Asset retirement obligations incurred	4,588	—
Issuance of restricted shares	15,000	—

SUPPLEMENTAL INFORMATION RELATING TO OIL AND GAS ACTIVITIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUPPLEMENTAL INFORMATION RELATING TO OIL AND GAS ACTIVITIES

Results of operations. Results of operations for producing activities consist of all activities for the exploration, production and sale of oil and gas. Net revenues from production include only the revenues from the production and sale of oil and natural gas. Production costs are those incurred to operate and maintain wells and related equipment and facilities used in oil and gas operations. Income tax expense is calculated by applying the current statutory tax rates to the revenues after deducting costs, which include depreciation, depletion and amortization allowances, after giving effect to permanent differences. The results of operations exclude general office overhead and interest expense attributable to oil and gas activities.

	Fiscal Year Ended September 30, 2011	July 19, 2010 (Inception) to September 30, 2010
Net revenues from production
Third-party sales	$1,899,584	$—

Production costs
Lease operating expense	200,742	—
Production taxes	87,217	—
Asset retirement obligation accretion	3,260	—
	291,219	—
Depreciation, depletion and amortization	264,489	—
	1,343,876	—
Income tax expense	455,843	—
Results of operations	$888,033	$—

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development. Amounts reported as costs incurred include both capitalized costs and costs charged to expense during the year for oil and gas property acquisition, exploration and development activities. Costs incurred also include new asset retirement obligations established in the current year, as well as increases or decreases to the asset retirement obligations resulting from changes to cost estimates during the year. Exploration costs presented below include the costs of drilling and equipping successful exploration wells, as well as dry hole costs, leasehold impairments, geological and geophysical expenses, and the costs of retaining undeveloped leaseholds. Development costs include the costs of drilling and equipping development wells, and construction of related production facilities.

	Fiscal Year Ended September 30, 2011	July 19, 2010 (Inception) to September 30, 2010
Property acquisitions
Unproved	$407,085	$325,668
Proved	259,247	—
Exploration	108,587	3,355
Development	3,084,194	38,510

Total Costs Incurred	$3,859,113	$367,533

Capitalized costs. Capitalized costs include the cost of properties, equipment and facilities for oil and natural-gas producing activities. Capitalized costs for proved properties include costs for oil and natural-gas leaseholds where proved reserves have been identified, development wells, and related equipment and facilities, including development wells in progress. Capitalized costs for unproved properties include costs for acquiring oil and gas leaseholds where no proved reserves have been identified.

	September 30, 2011	September 30, 2010
Capitalized
Unproved properties	$619,679	$367,533
Proved properties	3,606,967	—
	4,226,646	367,533
Less: Accumulated DD&A	264,657	—
Net capitalized costs	$3,961,989	$367,533

Costs Not Being Amortized. The following table sets forth a summary of oil and gas property costs not being amortized at September 30, 2011, by the period in which such costs were incurred. There are no individually significant properties or significant development projects included in costs not being amortized. The majority of the evaluation activities are expected to be completed within five years.

	Total	Fiscal Year Ended September 30, 2011	July 19, 2010 (Inception) to September 30, 2010

Property acquisition costs	$502,224	$259,652	$242,572
Exploration and development	73,882	34,110	39,772
Capitalized interest	43,573	20,962	22,611

Total	$619,679	$314,724	$304,954

Oil and Gas Reserve Information.    Nova Resources, Inc., an independent engineering firm, prepared the estimates of the proved reserves, future production, and income attributable to the leasehold interests as of September 30, 2011. Estimates of Proved Reserves as of September 30, 2010 were prepared by management using the report of Nova Resources, Inc. The estimated proved net recoverable reserves presented below include only those quantities that were expected to be commercially recoverable at prices and costs in effect at the balance sheet dates under the then existing regulatory practices and with conventional equipment and operating methods. Proved Developed Reserves represent only those reserves estimated to be recovered through existing wells. Proved Undeveloped Reserves include those reserves that may be recovered from new wells on undrilled acreage or from existing wells on which a relatively major expenditure for recompletion or secondary recovery operations is required. All of the Company's Proved Reserves are located onshore in the continental United States of America.

Discounted future cash flow estimates like those shown below are not intended to represent estimates of the fair value of oil and gas properties. Estimates of fair value should also consider unproved reserves, anticipated future oil and gas prices, interest rates, changes in development and production costs and risks associated with future production. Because of these and other considerations, any estimate of fair value is subjective and imprecise.

The following table sets forth estimates of the proved oil and gas reserves (net of royalty interests) for the Company and changes therein, for the periods indicated.

Estimated Quantities of Proved Reserves

Oil
(Bbls)
June 21, 2010	—
Purchases of reserves in place	164,950
Production	—
September 30, 2010	164,950
Revisions of prior estimates	34,803
Purchases of reserves in place	362,790
Production	(26,733)

September 30, 2011	535,810

	September 30, 2011	September 30, 2010
Estimated Quantities of Proved Developed Reserves	163,963	31,791
Estimated Quantities of Proved Undeveloped Reserves	371,847	133,159

Standardized Measure of Discounted Future Net Cash Flows.    The Standardized Measure related to proved oil and gas reserves is summarized below. Future cash inflows were computed by applying a twelve month average of the first day of the month prices to estimated future production, less estimated future expenditures (based on year end costs) to be incurred in developing and producing the proved reserves, less estimated future income tax expense. Future income tax expenses are calculated by applying appropriate year-end tax rates to future pretax net cash flows, less the tax basis of properties involved. Future net cash flows are discounted at a rate of 10% annually to derive the standardized measure of discounted future net cash flows. This calculation procedure does not necessarily result in an estimate of the fair market value or the present value of the Company.

Standardized Measure of Oil and Gas

	September 30, 2011	September 30, 2010	June 21, 2010
Future cash inflows	$50,622,329	$13,672,292	$—
Future production costs	(6,273,765)	(1,611,534)	—
Future development costs	(5,557,500)	(2,750,000)	—
Future income taxes	(10,992,652)	(2,381,361)	—

Future net cash flows	27,798,412	6,929,397	—
Discount of future net cash flows at 10% per annum	(5,107,917)	(2,381,915)	—

Standardized measure of discounted future net cash flows	$22,690,495	$4,547,482	$—

The following table sets forth the changes in standardized measure of discounted future net cash flows relating to proved oil and gas reserves for the periods indicated.

Changes in Standardized Measure

	Fiscal Year Ended September 30, 2011	July 19, 2010 (Inception) to September 30, 2010
Sales of oil and gas produced, net of production costs	$(1,608,365)	$—
Purchases of minerals in place	11,457,772	4,547,482
Net changes in prices and production costs	4,459,237	—
Accretion of discount before income taxes	454,748	—
Changes in timing and other	3,379,621	—

Net change	$18,143,013	$4,547,482

QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Fiscal Year Ended September 30, 2011
Revenues	$—	$397,915	$917,067	$584,602
Income (loss) from operations	(144,183)	(227,246)	516,532	185,301
Net income (loss)	(172,399)	(1,241,088)	270,552	33,538
Income (loss) per share – Basic and diluted (1)	$(0.03)	$(0.18)	$0.03	$0.00

July 19, 2010 (Inception) to September 30, 2010
Revenues	$—	$—	$—	$—
Income from operations	—	—	—	(118,144)
Net income (loss)	—	—	—	(118,144)
Income (loss) per share – Basic and diluted (1)	$—	$—	$—	$(0.02)

(1)	The sum of the individual quarterly income (loss) per share amounts may not agree with year-to-date net income per common share as each quarterly computation is based on the weighted-average number of common shares outstanding during that period. Securities deemed anti-dilutive were excluded from each quarter in which the Company reported a net loss.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

On December 2, 2011, the Company completed an initial public offering (IPO) of 4,800,000 units at $1 per unit.  Each unit consists of one share of common stock and one five-year warrant to purchase one share of common stock at a price of $1.50.  Proceeds from the IPO were $4,224,000 net of the underwriters’ discount and expenses.  Other direct expenses of issuance are expected to total approximately $600,000 (of this amount, $525,291 was incurred before September 30, 2011 and is included in other assets in the Company’s consolidated balance sheet).  The underwriters have a 30-day option to purchase up to an additional 720,000 units to cover over-allotments.